Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2010
Valuation and Qualifying Accounts
Valuation and Qualifying Accounts
Note 20
Valuation and Qualifying Accounts:

		Additions Charged to
Description	Balance at Beginning of Period	Cost and Expenses	Other Accounts (1)	Deductions (2)	Balance at End of Period
For The Year Ended December 31, 2010:
Reserve for Doubtful Accounts	$400,276	$118,892	$-	$254,193	$264,975
Reserve for Excess and Obsolete Inventories	$2,388,262	$181,355	$-	$835,455	$1,734,162
For The Year Ended December 31, 2009:
Reserve for Doubtful Accounts	$486,162	$136,424	$629	$222,939	$400,276
Reserve for Excess and Obsolete Inventories	$1,836,441	$449,726	$180,968	$78,873	$2,388,262
For The Year Ended December 31, 2008:
Reserve for Doubtful Accounts	$520,913	$144,750	$-	$179,501	$486,162
Reserve for Excess and Obsolete Inventories	$1,124,345	$769,323	$-	$57,227	$1,836,441

(1)	Represents additions due to the acquisition of PTL in February 2009.
(2)	Represents write-offs of specific accounts receivable and inventories.